Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Outstanding-beginning of the year, Number of options	1,635,305	1,858,250	2,454,851
Granted, Number of options	63,300	28,000	58,500
Exercised, Number of options	(226,965)	(223,020)	(619,451)
Forfeited, Number of options	(20,750)	(27,925)	(35,650)
Outstanding-end of the year, Number of options	1,450,890	1,635,305	1,858,250
Options exercisable at the end of the year, Number of options	1,292,806	963,289	586,626
Outstanding-beginning of the year, Weighted average exercise price	$ 35.96	$ 35.24	$ 33.96
Granted, Weighted average exercise price	$ 50.74	$ 52.23	$ 50.33
Exercised, Weighted average exercise price	$ 32.41	$ 32.53	$ 31.62
Forfeited, Weighted average exercise price	$ 42.33	$ 31.91	$ 34.53
Outstanding-end of the year, Weighted average exercise price	$ 37.07	$ 35.96	$ 35.24
Rights vested at the end of the year, Weighted average exercise price	$ 35.17	$ 34.70	$ 32.55